COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Feb. 28, 2015	Aug. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 152,646	$ 319,541
2016	327,884	336,356
2017	345,980	348,530
2018	355,660	358,015
2019	366,000	368,700
Thereafter	1,971,200	1,971,200
Total	$ 3,519,370	$ 3,702,342